Note 11 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	2020		2019
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)

Long-term debt, including current portion	$217,581	$217,559	$266,245	$266,140